Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.	Income taxes:

The components of loss before income taxes consist of the following:

	2018	2017

Canadian	$5,015	$(14,841)
Foreign	(21,556)	(14,607)

Loss before income taxes	$(16,541)	$(29,448)

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a
27
% (2017 – 26.0%) statutory tax rate, is:

	December 31,	December 31,
	2018	2017

Loss before income taxes	$(16,541)	$(29,448)
Statutory tax rate	27.0%	26.0%

Income tax recovery at Canadian statutory income tax rates	$(4,466)	$(7,656)
Change in valuation allowance	(87,082)	1,625
Disposal of Canadian operations	81,690	-
Permanent differences	875	967
Expiry of investment tax credits and non-capital losses	5,838	1,243
Tax rate differences	748	790
Change in U.S. statutory rate	-	6,394
Change in Canadian statutory rate	-	(2,595)
Adjustments related to prior periods	2,167	(417)
Other differences	268	12
Income tax expense	$38	$363

As a result of tax legislation enacted in the U.S. at the end of 2017, the federal U.S. corporate tax rate applicable to years subsequent to 2017 was substantially reduced. In the prior year, the Company recorded a deferred income tax expense in respect of its U.S. operations in 2017 using the new federal rate of
21
%
; however, there was no impact on tax expense as a valuation allowance is provided on most of these deferred tax assets.

In the prior year, the Company also revalued its deferred tax assets in respect of its Canadian operations to reflect the increase in the Canadian corporate income tax rate to
27
% for years subsequent to 2017. There was no impact on tax expense as a full valuation allowance is provided on these deferred tax assets.

Significant components of the Company’s deferred tax assets are shown below:

	December 31,	December 31,
	2018	2017

Deferred tax assets:
Tax loss carryforwards	$27,226	$83,394
Research and development deductions and investment tax credits	-	27,168
Tax values of depreciable assets in excess of accounting values	69	3,008
Share issue costs and other	486	1,230

Total deferred tax assets	27,781	114,800
Valuation allowance	(27,398)	(114,480)

Net deferred tax assets	$383	$320

At December 31, 2018, the Company has investment tax credits of nil (2017 - $
15,537
) available to reduce future Canadian federal income taxes otherwise payable. The Company also has total loss carryforwards of $
118,373
(2017 - $356,610) available to offset future taxable income: in Canada, in the amount of $
2,580
(2017 - $
200,999
); in Switzerland, in the amount of $
70,647
(2017 - $
109,786
); in the United States, in the amount of $
44,679
(2017 - $
45,316
); and in the United Kingdom, in the amount of $
467
(2017 - $
508
). The loss carryforwards expire between 2019 and
2038, except for the United Kingdom. The loss carryforwards in the United Kingdom do not expire.

The Company’s non-capital losses for income tax purposes expire as follows:

Non-capital
losses

2019	$6,687
2020	9,145
2021	10,358
2022	16,270
2023	14,013
Thereafter until 2038	61,900

$118,373

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties. The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company. The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated. As at December 31, 2018, a provision of nil (2017 - nil) has been made in the financial statements for estimated tax liabilities. Tax years ranging from 2010 to 2018 remain subject to examination in the various countries we operate in.